FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
23.	FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis include derivative assets, investment securities, securities pledged to an investor, exchangeable notes, convertible notes, warrant liabilities and put option liabilities.

The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2025 and 2024.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	1,811	1,811	—	—
Liabilities
Warrant liabilities	800	800	—	—
Convertible notes	276,604	—	—	276,604
Exchangeable notes	128,852	—	—	128,852

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,221	2,221	—	—
Securities pledged to an investor	315,796	315,796	—	—
Derivative asset	694	—	694	—
Liabilities
Put option liabilities	309,115	—	—	309,115
Warrant liabilities	3,340	1,996	—	1,344
Convertible notes	188,156	—	—	188,156
Exchangeable notes	102,999	—	—	102,999

Valuation Techniques

Investment securities: The Group invested in a listed equity securities, ECARX, and values the equity securities using quoted prices for the underlying securities in active markets. Accordingly, the Group classifies the valuation technique that use these inputs as Level 1.

Derivative asset: Derivative asset represents forward currency contracts. The fair value is estimated by discounting the difference between the contractual forward price and the current available forward price for the residual maturity of the contract using observable market rates.

Securities pledged to an investor: The estimated fair values of the securities are determined using available market information. Accordingly, the Group classifies the valuation technique that use these inputs as Level 1.

Put option liabilities, exchangeable notes and convertible notes: As the Group’s put option liabilities, exchangeable notes and convertible notes are not traded in an active market with readily observable quoted prices, the Group uses significant unobservable inputs (Level 3) to measure the fair value of the put option liabilities, exchangeable notes and convertible notes at inception and at each subsequent balance sheet date. See Notes 13, 14 and 15 for information about the significant unobservable inputs used in the respective fair value measurements.

Public Warrants and Sponsor Warrants: As of December 31, 2025, Public Warrants and Sponsor Warrants are classified as Level 1 due to the use of the observed trading price. As of December 31, 2024, Public Warrants is classified as Level 1 due to the use of the observed trading price, while Sponsor Warrants is classified as Level 3 due to the use of the significant unobservable inputs (Level 3) used in the fair value measurements (Note 12).

The other financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, accounts receivable, loan receivables and other receivables included in prepayments and other current assets and other non-current assets, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities and other non-current liabilities and operating lease liabilities. As of December 31, 2025 and 2024, the fair values of operating leases liabilities approximated to their carrying values, which were due to that the underlying interest rates approximated to the market rates for similar instruments with similar maturities, and the carrying amounts of other financial instruments approximated to their fair values, which were due to short term maturity of these instruments.

The Group’s non-financial assets, such as property, equipment and software and intangible assets, would be measured at fair value only if they were determined to be impaired.